Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	171 Months Ended
		May 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			18.27%	13.42%	9.25%	10.50%
Performance Inception Date		Sep. 20, 2012
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			18.14%	12.62%	8.51%	9.80%
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			10.82%	10.47%	7.28%	8.46%
ADAPTIVE ALPHA OPPORTUNITIES ETF | MSCI ACWI Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent	[1]		20.09%	9.79%	5.93%	6.31%
ADAPTIVE ALPHA OPPORTUNITIES ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent			15.98%	9.30%	6.92%	7.94%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			6.52%	(0.32%)	1.45%		1.76%
Performance Inception Date		Oct. 02, 2009
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			3.56%	(2.19%)	0.08%		0.70%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			3.81%	(0.81%)	0.75%		1.09%
Adaptive Hedged Multi-Asset Income ETF | Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent			5.53%	1.10%	1.81%		2.40%
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			7.57%	4.06%	4.13%	5.55%
Performance Inception Date		Sep. 20, 2012
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			7.57%	4.00%	3.31%	4.66%
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			4.48%	3.15%	2.93%	4.08%
RH TACTICAL OUTLOOK ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent			15.98%	9.30%	6.92%	7.94%
RH TACTICAL OUTLOOK ETF | CRSP US Total Market Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CRSP US Total Market Index(reflects no deductions for fees and expenses)
Average Annual Return, Percent			26.17%	15.10%	12.31%	13.86%
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			10.38%	3.85%	4.10%	5.15%
Performance Inception Date		Sep. 20, 2012
RH Tactical Rotation ETF | RH Tactical Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			10.38%	3.67%	3.33%	4.24%
RH Tactical Rotation ETF | RH Tactical Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			6.15%	2.98%	2.98%	3.77%
RH Tactical Rotation ETF | Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent			15.98%	9.30%	6.92%	7.94%
RH Tactical Rotation ETF | S&P 500 TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 TR Index (reflects no deductions for fees and expenses)
Average Annual Return, Percent	[2]		26.29%	15.68%	12.03%	13.21%

[1]	The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.
[2]	The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.